Cover	Jan. 25, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2024
Entity File Number	001-35366
Entity Registrant Name	Fortress Biotech, Inc.
Entity Central Index Key	0001429260
Entity Tax Identification Number	20-5157386
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1111 Kane Concourse
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Bay Harbor Islands
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33154
City Area Code	(781)
Local Phone Number	652-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	FBIO
Security Exchange Name	NASDAQ
Series A Cumulative Redeemable Perpetual Preferred Stock [Member]
Title of 12(b) Security	9.375% Series A Cumulative Redeemable Perpetual Preferred Stock
Trading Symbol	FBIOP
Security Exchange Name	NASDAQ